EQUITY - Schedule Of Preferred Equity (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Equity	$ 166,194	$ 165,383
Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	5.02%	4.94%
Floating rate | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	3.41%	4.52%
Fixed rate | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.81%	4.82%
Fixed and floating rate [Member] | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.27%	4.70%
Fixed rate-reset preferred shares | Series 48 Class A Preferred Shares
Disclosure of classes of share capital [line items]
Average Rate	6.23%
Fixed rate-reset preferred shares | Series 52 Class A Preferred Shares
Disclosure of classes of share capital [line items]
Average Rate	2.75%
Fixed rate-reset preferred shares | Series 54 Class A Preferred Shares
Disclosure of classes of share capital [line items]
Average Rate	5.65%
Fixed rate-reset preferred shares | Preferred shares | Series 48 Class A Preferred Shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	11,885,972	11,885,972
Fixed rate-reset preferred shares | Preferred shares | Series 52 Class A Preferred Shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,177,580	1,177,580
Fixed rate-reset preferred shares | Preferred shares | Series 54 Class A Preferred Shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	10,000,000	0
Fixed rate-reset preferred shares | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	5.41%	5.04%
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 4,090	$ 4,103
Preferred equity | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	463	463
Preferred equity | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	739	739
Preferred equity | Fixed and floating rate [Member] | Preferred shares
Disclosure of classes of share capital [line items]
Equity	1,202	1,202
Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	2,888	2,901
Preferred equity | Fixed rate-reset preferred shares | Preferred shares | Series 48 Class A Preferred Shares
Disclosure of classes of share capital [line items]
Equity	244	244
Preferred equity | Fixed rate-reset preferred shares | Preferred shares | Series 52 Class A Preferred Shares
Disclosure of classes of share capital [line items]
Equity	9	9
Preferred equity | Fixed rate-reset preferred shares | Preferred shares | Series 54 Class A Preferred Shares
Disclosure of classes of share capital [line items]
Equity	$ 174	$ 0